CONTINGENCIES	3 Months Ended
Mar. 31, 2013
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 12 – Contingencies:

General

From time to time, Teva and its subsidiaries are subject to claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to patent litigation. Teva believes that it has meritorious defenses to all actions brought against it and vigorously pursues the defense or settlement of each such action. Except as described below, Teva does not currently have a reasonable basis to estimate the loss, or range of loss, that is reasonably possible with respect to such actions.

Teva records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable. Based upon the status of these cases, management's assessment of the likelihood of damages, and the advice of counsel, no provisions have been made except as noted below. Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgments about future events and can rely heavily on estimates and assumptions.

Based on currently available information, Teva believes that none of the proceedings brought against it described below is likely to have a material adverse effect on its financial condition. However, if one or more of such proceedings were to result in final judgments against Teva, such judgments could be material to its results of operations and cash flow in a given period. In addition, Teva may incur significant legal and related expenses in the course of defending its positions even if the facts and circumstances of a particular litigation do not give rise to a provision in the financial statements.

From time to time, Teva seeks to develop generic versions of patent-protected pharmaceuticals for sale prior to patent expiration in various territories. In the United States, to obtain approval for most generics prior to the expiration of the originator's patent(s), Teva must challenge the patent(s) under the procedures set forth in the Hatch-Waxman Act of 1984, as amended. To the extent that Teva seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator's patent(s). Teva may also be involved in patent litigation involving the extent to which alternate manufacturing process techniques may infringe originator or third-party process patents. From time to time, Teva is also involved in litigation regarding patents in other countries where it does business. The laws concerning generic pharmaceuticals and patents differ from country to country.

Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic version even though litigation is still pending. This could be before any court decision is rendered or while an appeal of a lower court decision is pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva.

The general rule for damages in patent infringement cases is that the patentee should be compensated by no less than a reasonable royalty, and it may also be able in certain circumstances to be compensated for its lost profits. The amount of a reasonable royalty award would be calculated based on the sales of Teva's generic product. The amount of lost profits would be based on the lost sales of the branded product. The launch of an authorized generic and other generic competition may be relevant to the damages calculation. In addition, in some jurisdictions, such as the United States, the patentee may seek consequential damages as well as enhanced damages of up to three times the profits lost by the patent holder for willful infringement, although courts have typically awarded much lower multiples.

Although Teva currently has insurance coverage for certain products and types of damages for patent infringement, a claim for coverage may be subject to a deductible, involve a co-insurance participation, exceed policy limits or ultimately be found to relate to damages that are not covered by Teva's policy, and insurance for additional products may be difficult to obtain. Furthermore, any insurance recovery would not be recognized for financial statement purposes until collection is assured.

Teva's business inherently exposes it to potential product liability claims. As Teva's portfolio of available medicines continues to expand, the number of product liability claims asserted against Teva has increased. Teva maintains product liability insurance coverage in amounts and with terms that it believes are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceuticals that are not covered by insurance; in addition, it may be subject to claims for which insurance coverage is denied as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of coverage it desires.

In connection with third-party agreements, Teva may under certain circumstances be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims. Teva's agreements with third parties may require Teva to indemnify them, or require them to indemnify Teva for the costs and damages incurred in connection with product liability claims, in specified or unspecified amounts.

Except as otherwise noted, all of the litigation matters disclosed below involve claims arising in the United States. All third-party sales figures given below are based on IMS data.

Intellectual Property Matters

In June 2007, Teva Canada commenced sales of its 2.5 mg, 5 mg, 7.5 mg, 10 mg and 15 mg olanzapine tablets, which are the generic versions of Eli Lilly's Zyprexa®. Zyprexa® had annual sales in Canada of approximately $180 million for the twelve months ended May 2007. Following the launch, Lilly sued Teva Canada for patent infringement. In October 2009, the patent at issue (which expired in April 2011) was held by the Federal Court to be invalid. In July 2010, the Federal Court of Appeal set aside the judgment and sent back two grounds of invalidity for reconsideration. In November 2011, the Federal Court again held the patent to be invalid. Lilly's subsequent appeal of the Federal Court's reconsideration decision was heard and dismissed from the bench by the Federal Court of Appeal on September 10, 2012. On November 8, 2012, Lilly filed an application for leave to appeal the decision. The Supreme Court of Canada has ordered an oral hearing on Lilly's application, which is scheduled for May 13, 2013.

In December 2007, Teva commenced sales of its 20 mg and 40 mg pantoprazole sodium tablets. Pantoprazole sodium tablets are the AB-rated generic versions of Wyeth's Protonix®, which had annual sales of approximately $2.5 billion for the twelve months ended September 2007. Altana Pharma and Wyeth Pharmaceuticals (collectively, “Wyeth”) had previously sued Teva for patent infringement, and in September 2007, the United States District Court for the District of New Jersey had denied Wyeth's motion for a preliminary injunction. In May 2009, the Court of Appeals for the Federal Circuit affirmed the District Court's denial of the preliminary injunction. Subsequently, a jury trial was held, and in April 2010, the jury returned a verdict finding that the patent, which Teva had infringed, was not invalid. In July 2010, the District Court denied Teva's motion to overturn the verdict. Teva intends to appeal the jury verdict and the District Court's decision, but cannot do so until after completion of the trial of the damages phase of the case, which is scheduled to begin June 3, 2013.

The patent at issue expired in July 2010, and Wyeth was granted pediatric exclusivity, which expired in January 2011. Teva's sales of pantoprazole sodium tablets prior to January 2011 were approximately $1.1 billion.

In January 2012, Wyeth filed confidential expert reports asserting claims for damages and prejudgment interest of approximately $2.1 billion. Wyeth has also asserted that Teva may be responsible for a percentage of the $960 million in damages allegedly caused by co-defendant Sun Pharmaceutical Industries, Ltd. Teva submitted its expert reports in April 2012, which estimated damages significantly below Wyeth's assessment. Although Wyeth's complaint alleged that defendants' infringement was willful, its subsequent written discovery responses stated that it did not intend to seek increased damages for willful infringement. Teva vigorously disputes Wyeth's claims as well as any liability for damages allegedly caused by Sun. Teva also disputes the amount of Wyeth's alleged damages and will contend that any damages allegedly caused by Teva are substantially less than asserted by Wyeth.

In light of a legal development in the third quarter of 2012 in an unrelated case pertaining to one of Teva's patent infringement defenses, management has recorded a provision in the amount of $670 million, which amount relates to the claims against Teva, in the financial statements for this matter. Management estimates that the ultimate resolution of this matter could potentially result in a loss of up to $1.4 billion for such claims in excess of the amount accrued.

Product Liability Matters

On June 23, 2011, the United States Supreme Court held, in Pliva, Inc. v. Mensing, one of the metoclopramide cases mentioned below, that federal law preempts state law product liability claims brought against generic pharmaceutical manufacturers under a “failure to warn” theory. Teva believes that this decision is likely to reduce its aggregate exposure in currently pending product liability lawsuits, including those described below, although the extent of such reduction is uncertain at this time. On March 19, 2013, the United States Supreme Court heard oral argument in Mutual Pharmaceutical Company, Inc. v. Bartlett after the United States Court of Appeals for the First Circuit held in that case that “design defect” claims against a generic manufacturer are not preempted by federal law because the manufacturer could have refrained from selling the product. The Supreme Court's decision in Bartlett could also affect Teva's aggregate exposure in its pending product liability lawsuits.

Teva subsidiaries Barr Pharmaceuticals and Duramed have been named as defendants in approximately 6,000 personal injury product liability cases brought against them and other manufacturers by plaintiffs claiming injuries from the use of certain estrogen and progestin products. The cases primarily involve medroxyprogesterone acetate (a progestin that has been prescribed to women receiving estrogen-containing hormone therapy). A much smaller number of cases involves Cenestin® (an estrogen-containing medicine sometimes prescribed to treat symptoms associated with menopause). A high percentage of the plaintiffs were unable to demonstrate actual use of a Barr or Duramed product. As a result, over 5,800 cases have been dismissed either on that basis or as a result of the Mensing decision. There are approximately 198 cases pending, and additional dismissals are possible. Of the 198 pending cases, approximately two thirds of them are in multidistrict litigation in an Arkansas federal court and involve the alleged ingestion of generic drugs. The vast majority of the claims are covered by insurance.

Teva and its subsidiaries have been named as defendants in approximately 4,000 product liability lawsuits brought against them and other manufacturers by approximately 4,400 plaintiffs claiming injuries (including allegations of neurological disorders, such as tardive dyskinesia) from the use of metoclopramide (the generic form of Reglan®). Certain of these claims are covered by insurance. For over twenty years, the FDA-approved label for metoclopramide has contained warning language about the risk of tardive dyskinesia, and that the risk of developing this disorder increased with duration of treatment and total cumulative dose. In February 2009, the FDA announced that manufacturers of metoclopramide would be required to revise the label, including the addition of a “black box” warning about the risk of tardive dyskinesia from long-term exposure to metoclopramide. It has not yet been determined how many plaintiffs actually used a Teva product. If the plaintiffs cannot demonstrate that they used a Teva product, Teva expects to be dismissed from at least some of those cases. Approximately 40% of plaintiffs are parties to cases against Teva that are part of a mass tort proceeding in the Philadelphia County Court of Common Pleas. All of the cases in the Philadelphia court have been stayed with respect to the generic defendants pending resolution of appeals regarding whether the claims should be dismissed due to federal preemption. Oral argument for those appeals was held on November 28, 2012. In addition to the Philadelphia mass tort proceeding, there are mass tort proceedings underway in state courts in California and New Jersey. In the California litigation, which now includes about half of the total plaintiffs, the trial court denied an attempt by the defendants to dismiss the case. The California Court of Appeals and the California Supreme Court declined to review the trial court's ruling. In the New Jersey proceeding, the trial court granted the defendants' motion to dismiss, on federal preemption grounds, all claims other than those based on an alleged failure to timely update the label. A federal case in the District of Vermont against Pliva, a subsidiary of Teva, is scheduled for trial in July 2013 based solely on the claim that the plaintiff's injuries were caused by the absence from Pliva's label of language in the “Indications,” “Usage” and “Dosing and Administration” sections of the label of the brand drug (Reglan®) that was approved by the FDA in July 2004. Another federal case against Pliva, in the Eastern District of North Carolina, in which the plaintiffs are attempting to pursue private enforcement of claims for alleged violations of federal regulations regarding post-market surveillance and adverse event reporting, is scheduled for trial later in the summer.

Competition Matters

In April 2006, Teva Pharmaceuticals USA, Inc. (“Teva USA”), Barr Laboratories, Inc. and Cephalon, Inc. (all subsidiaries of Teva) were named, along with Mylan Laboratories, Inc., Ranbaxy Laboratories Ltd. and Ranbaxy Pharmaceuticals, Inc., in a class action lawsuit filed in the United States District Court for the Eastern District of Pennsylvania. The case alleges generally that the settlement agreements entered into between the different generic pharmaceutical companies and Cephalon, in their respective patent infringement cases involving finished modafinil products (the generic version of Provigil®), were unlawful because the settlement agreements resulted in the exclusion of generic competition. The case was brought by King Drug Company of Florence, Inc. on behalf of itself and as a proposed class action on behalf of any other person or entity that purchased Provigil® directly from Cephalon from January 2006 until the alleged unlawful conduct ceases. The first generic modafinil product was launched in March 2012. Similar allegations have been made in a number of additional complaints, including those filed on behalf of proposed classes of direct and indirect purchasers, by an individual indirect purchaser, by certain retail chain pharmacies and by Apotex, Inc. These cases seek various forms of injunctive and monetary relief, including damages based on the difference between the brand price and what the generic price would have been, as well as disgorgement of profits, trebled under the relevant statutes, plus attorneys' fees and costs. At the time the settlement agreements were entered into, annual sales of Provigil® were approximately $500 million. Annual sales of Provigil® in March 2012, when the first generic modafinil product was launched, were approximately $1 billion. In February 2008, following an investigation of these matters, the Federal Trade Commission (“FTC”) sued Cephalon, alleging that Cephalon violated Section 5 of the Federal Trade Commission Act, which prohibits unfair or deceptive acts or practices in the marketplace, by unlawfully maintaining a monopoly in the sale of Provigil® and improperly excluding generic competition. In March 2010, the District Court denied defendants' motions to dismiss the federal antitrust claims and some of the related state law claims. Another class action lawsuit with essentially the same allegations was initiated by an independent pharmacy in Tennessee in November 2009 and dismissed in December 2010. In May 2010, another independent pharmacy also filed suit in Ohio with the same allegations. This case has been transferred to the Eastern District of Pennsylvania.

On October 31, 2011, the District Court hearing the antitrust cases described above, as well as patent claims brought by plaintiff Apotex, issued its decision regarding Apotex's invalidity claims as to Cephalon's Patent No. RE 37,516, finding the patent to be invalid based on obviousness, among other things, and unenforceable based on inequitable conduct. On March 29, 2012, the District Court ruled that Apotex's product does not infringe Cephalon's patent. Cephalon appealed the invalidity and inequitable conduct decisions on May 7, 2012. Plaintiffs in the antitrust case have asked the District Court to apply the inequitable conduct and invalidity findings to the antitrust cases in an effort to establish antitrust liability, but the District Court has not yet ruled on those requests. On April 8, 2013, the United States Court of Appeals for the Federal Circuit affirmed the District Court's rulings of invalidity and inequitable conduct in a per curiam decision. Cephalon will be moving for a rehearing before an en banc panel of the Federal Circuit.

On July 16, 2012, the United States Court of Appeals for the Third Circuit issued its decision in the In re K-Dur Antitrust Litigation, finding that patent settlement agreements between generic and branded pharmaceutical manufacturers should be analyzed not under a “scope of the patent” test that other federal Courts of Appeals have applied, but under a “quick look rule of reason” analysis. In doing so, it found that if a brand pharmaceutical company makes a payment to a generic pharmaceutical company under a settlement agreement in order to resolve patent litigation, the payment creates a rebuttable presumption that the agreement is an unreasonable restraint on trade. Because of the split of opinion among the Courts of Appeal regarding the applicable legal standard for reviewing patent litigation settlements, it is unclear what effect, if any, this ruling will have on the modafinil antitrust litigation or on other litigations listed herein. The defendants in the K-Dur case have filed petitions for a writ of certiorari to the United States Supreme Court. On December 7, 2012, the United States Supreme Court granted certiorari in Federal Trade Commission v. Watson Pharmaceuticals, Inc., (the “AndroGel case”), in which the United States Court of Appeals for the Eleventh Circuit held that settlement agreements between generic and branded pharmaceutical manufacturers should be analyzed under the “scope of the patent” test. Oral argument in the AndroGel case was heard on March 25, 2013, and a decision is expected before June 30, 2013. The District Court in the modafinil antitrust cases has stayed further proceedings pending resolution of the K-Dur certiorari petition, which will be resolved after a decision in the AndroGel case. The District Court has not yet set a schedule for pretrial or trial proceedings in the antitrust litigation.

In April 2011, the European Commission opened a formal investigation against both Cephalon and Teva to assess whether the 2005 settlement agreement between the parties may have had the object or effect of hindering the entry of generic modafinil. The opening of proceedings indicates that the Commission will investigate the case as a matter of priority, but does not mean that there has been a definitive finding of violation of law.

Barr has been named as a co-defendant with Bayer Corporation, The Rugby Group, Inc. and others in approximately 38 class action complaints filed in state and federal courts by direct and indirect purchasers of ciprofloxacin (Cipro®) from 1997 to the present. The complaints allege that a 1997 Bayer-Barr patent litigation settlement agreement was anti-competitive and violated federal antitrust laws and/or state antitrust and consumer protection laws. In March 2005, the court in the federal multi-district litigation granted summary judgment in Barr's favor and dismissed all of the federal actions before it. Following unsuccessful appeals and petitions for certiorari that were denied by the United States Supreme Court, the federal actions have effectively ended. In addition, all but three state cases (California, Kansas and Florida) have been dismissed. In the California case, the trial court granted defendants' summary judgment motions, and the California Court of Appeal affirmed in October 2011. Plaintiffs petitioned for review by the California Supreme Court, which has decided to hear the appeal; however, the California Supreme Court has suspended the briefing pending the Supreme Court's disposition of the K-Dur petition for certiorari, which will be resolved after a decision in the AndroGel case. The Kansas action is stayed, and the Florida action is in the very early stages, with no hearings or schedule set to date.

In December 2011, three groups of plaintiffs sued Wyeth and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving venlafaxine ER (generic Effexor® ER). The cases were filed by a purported class of direct purchasers, by a purported class of indirect purchasers and by certain chain pharmacies. Plaintiffs claim that the settlement agreement between Wyeth and Teva unlawfully delayed generic entry. Plaintiffs also have asserted claims against Wyeth alone for fraud on the United States Patent Office. The cases seek unspecified damages. Teva filed motions to dismiss on April 6, 2012. The Court has stayed the cases in their entirety pending the Supreme Court's disposition of the K-Dur petition for certiorari, which will be resolved after a decision in the AndroGel case.

In February 2012, two purported classes of direct-purchaser plaintiffs sued GlaxoSmithKline and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving lamotrigine (generic Lamictal®). In August 2012, a purported class of indirect purchaser plaintiffs filed a nearly identical complaint against GSK and Teva. Plaintiffs claim that the settlement agreement unlawfully delayed generic entry. The cases seek unspecified damages. GSK and Teva filed motions to dismiss on August 15, 2012, and on December 6, 2012, the court dismissed the cases. Plaintiffs have appealed that decision, but the appeal has been stayed pending a decision in the AndroGel case.

Starting in September 2012, plaintiffs in eleven cases, including overlapping purported class actions, sued AstraZeneca and Teva, as well as Ranbaxy and Dr. Reddy's, for violating the antitrust laws by entering into settlement agreements to resolve the esomeprazole (generic Nexium®) patent litigation. These cases have all been consolidated and transferred to the District of Massachusetts. The cases are on the running trial list for February 2014. Defendants' motions to dismiss were denied on April 18, 2013.

In April 2013, purported classes of direct purchasers and end payors of Niaspan® (extended release niacin) sued Teva and Abbott for violating the antitrust laws by entering into a settlement agreement to resolve patent litigation over the product.

Teva believes that the agreements at issue in the foregoing matters are valid settlements to patent lawsuits and cannot form the basis of an antitrust claim. However, if the Supreme Court were to decide the AndroGel case by rejecting or restricting the “scope of the patent” test, it could potentially lead to increased scrutiny of Teva's patent settlements, additional administrative action by the FTC and increased risk of liability in Teva's currently pending antitrust litigations. In addition, the modafinil action is potentially in a different posture because of the inequitable conduct finding described above.

In January 2013, GlaxoSmithKline (GSK) filed a lawsuit against Teva for violations of the Lanham Act in the marketing of its Budeprion XL 300mg product. The lawsuit alleges that Teva made false representations when it said that its Budeprion XL 300mg product was bioequivalent to GSK's Wellbutrin® XL 300mg and “implicitly communicated” that the product was as safe and efficacious as GSK's product. GSK seeks hundreds of millions of dollars in lost profits, disgorgement and enhanced damages. At the time Teva began selling Budeprion XL 300mg, annual sales of Wellbutrin® XL 300mg were approximately $1 billion. Teva has filed a motion to dismiss the complaint on the grounds that GSK cannot challenge a determination of bioequivalence made by the FDA retroactively through the Lanham Act and that Teva's alleged statements were not false or misleading as a matter of law. Oral argument on the motion to dismiss is scheduled for May 30, 2013.

Government Reimbursement Investigations and Drug Pricing Litigation

Together with many other pharmaceutical manufacturers, Teva and/or its subsidiaries in the United States, including Teva Pharmaceuticals USA, Inc. (“Teva USA”), Sicor Inc., IVAX Pharmaceuticals, Inc., and Barr (collectively, the “Teva parties”), were named as defendants in a number of cases in state and federal courts throughout the country that relate generally to drug price reporting by manufacturers. Such price reporting is alleged to have caused governments and others to pay inflated reimbursements for covered drugs. These drug pricing cases, which seek unspecified amounts in money damages, civil penalties, treble damages, punitive damages, attorneys fees, and/or administrative, injunctive, equitable or other relief, are at various stages of litigation.

A number of state attorneys general and others have filed various actions against the Teva parties (either collectively or individually) relating to reimbursements or drug price reporting under Medicaid or other programs. The Teva parties reached settlements in most of these cases, and remain parties to litigation in Illinois, Missouri, Oklahoma, and Wisconsin. A settlement in principle has been reached in the Missouri case, and a settlement agreement was recently signed in the Oklahoma case. Trial in the Illinois case is scheduled to begin on October 28, 2013. A provision for the cases, including the settlements and settlements in principle, was included in the financial statements.

In December 2009, the United States District Court for the District of Massachusetts unsealed a complaint alleging that numerous drug manufacturers, including Teva USA and other subsidiaries, violated the federal False Claims Act in connection with Medicaid reimbursement for certain vitamins, dietary supplements and DESI products that were allegedly ineligible for reimbursement. The Department of Justice declined to join in the matter. The defendants, including Teva USA, filed a motion to dismiss, which was granted on February 25, 2013.

Other Government Investigations

In 2008, Cephalon entered into settlement agreements with the U.S. government and various parties and states relating to allegations of off-label promotion of Actiq®, Provigil® and Gabitril®. In connection with the settlements, Cephalon agreed to plead guilty to one misdemeanor violation of the U.S. Food, Drug, and Cosmetic Act, pay a fine and settlement, and enter into a five-year corporate integrity agreement with the Office of the Inspector General of the Department of Justice. Cephalon continues to defend against putative class action and other complaints regarding its sales and marketing practices with respect to such products. For example, Cephalon is a defendant in a putative class action filed in United States District Court for the Eastern District of Pennsylvania claiming that the plaintiffs suffered monetary losses because Actiq® was promoted and prescribed for uses not approved by the FDA when there were allegedly less expensive pain management drugs that were more appropriate for patients' conditions. A separate set of plaintiffs allege similar claims against Cephalon involving the drugs Provigil® and Gabitril®. Cephalon is also a defendant in a lawsuit filed by the State of South Carolina alleging violations of the state's unfair trade practices law in connection with the alleged off-label promotion of Actiq®, Provigil® and Gabitril®. Additionally, Cephalon has received and has responded to subpoenas related to Treanda®, Nuvigil® and Fentora®. On March 15, 2013, a federal False Claims Act complaint filed against Cephalon in the Southern District of New York was unsealed. The complaint alleges off-label promotion of Treanda® and Fentora®. The government has declined to intervene in the action.

Beginning in 2012, Teva received subpoenas and informal document requests from the SEC and the Department of Justice to produce documents with respect to compliance with the Foreign Corrupt Practice Act (“FCPA”) in certain countries. Teva is cooperating with the government. Teva is also conducting a voluntary investigation into certain business practices which may have FCPA implications and has engaged independent counsel to assist in its investigation. In the course of its investigation, which is continuing, teva has identified issues that could potentially rise to the level of FCPA violations and has brought them to the attention of the SEC and DOJ. These matters are in their early stages, and no conclusion can be drawn at this time as to any likely outcomes.

Environmental Matters

Teva's subsidiaries, including those in the United States and its territories, are parties to a number of proceedings, including some brought pursuant to the Comprehensive Environmental Response, Compensation and Liability Act (commonly known as the Superfund law) or other national, federal, provincial or state and local laws imposing liability for alleged non-compliance with various environmental laws and regulations or for the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings seek to require the generators of hazardous wastes disposed of at a third-party owned site, or the party responsible for a release of hazardous substances into the environment that impacted a site, to investigate and clean up the sites or to pay for such activities, including for oversight by governmental authorities, the response costs associated with such oversight and for any related damages to natural resources. Teva and/or certain of its subsidiaries have been made a party to these proceedings, along with other potentially responsible parties, as an alleged generator of wastes that were disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva and/or its subsidiaries' (or its predecessors') facilities or former facilities that may have adversely impacted the environment.

In many of these cases, the government or private litigants allege that the responsible parties are jointly and severally liable for the investigation and cleanup costs. Although the liability among the responsible parties may be joint and several, these proceedings are frequently resolved so that the allocation of cleanup and other costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva's potential liability varies greatly at each of the sites in the proceedings; for some sites the costs of the investigation, cleanup and natural resource damages have not yet been determined, and for others Teva's allocable share of liability has not been determined. At other sites, Teva has been paying a share of the costs, the amounts of which have not been, and are not expected to be, material. Teva has taken an active role in identifying those costs, to the extent they are identifiable and estimable, which do not include reductions for potential recoveries of cleanup costs from insurers, indemnitors, former site owners or operators or other potentially responsible parties. In addition, civil proceedings relating to alleged federal and state regulatory violations at some of Teva's facilities may result in the imposition of significant civil penalties (in amounts not expected to materially adversely affect Teva's results of operations) and the recovery of certain state costs and natural resource damages, and may require that corrective action measures be implemented.

Other Litigations

Teva's leading specialty medicine, Copaxone® (glatiramer acetate), which is responsible for a very significant contribution to Teva's profits and cash flow from operations, faces patent challenges in various jurisdictions, including the United States and various European countries. In August 2008, following the submission by Sandoz Inc. and Momenta Pharmaceuticals, Inc. of an ANDA for a generic version of Copaxone®, Teva sued Sandoz, its parent Novartis AG and Momenta in the United States District Court for the Southern District of New York for infringement of four Orange Book patents, which expire on May 21, 2014. An additional five patents are at issue in the litigation, including one process patent that expires on September 1, 2015. This case has been consolidated with a subsequently-filed patent infringement suit against Mylan Laboratories and Natco Pharma Limited. In August 2011, the District Court issued its claim construction opinion, which adopted all relevant interpretations by Teva and rejected all of the interpretations put forth by Sandoz/ Momenta and Mylan/Natco (collectively, the “Defendants”). A trial on inequitable conduct took place in June 2011, and a trial on validity and infringement took place in September 2011. On June 22, 2012, the District Court issued its trial decision, in which it upheld the validity and enforceability of the nine patents at issue and found that Defendants' purported generic products would infringe all nine patents. As a result of this decision, on July 24, 2012, the District Court enjoined the FDA from granting final approval to the Defendants' ANDAs prior to May 24, 2014, and enjoined the Defendants from selling their purported generic products until September 1, 2015. The Defendants have appealed the District Court's rulings, and a hearing is scheduled for May 7, 2013.

In April 2012, Teva filed suit in the United States District Court for the Southern District of New York against Synthon Pharmaceuticals (“Synthon”) following Synthon's submission of an ANDA for a generic version of Copaxone®. The filing of this action led to a 30-month stay of FDA approval of Synthon's ANDA. The litigation against Synthon remains stayed pending the resolution of the appeal in the Sandoz and Mylan action.

Mylan has also challenged the patents on Copaxone® in Europe. On March 1, 2011, Generics UK Limited (a Mylan subsidiary) initiated proceedings before the UK High Court challenging the validity of the U.K. counterpart to the Orange Book patents, which expires on May 23, 2015, and asserting that its proposed product does not infringe. On July 11, 2012, the court ruled in favor of Teva. Mylan has appealed the court's ruling, and an appellate hearing is scheduled for June 2013. On August 4, 2011, Mylan SAS, initiated revocation proceedings challenging the validity of the French counterpart to the Orange Book patents, which expires on May 23, 2015. No trial date has been scheduled. On September 20, 2012, Mylan B.V. initiated revocation proceedings challenging the validity of the Dutch counterpart to the Orange Book patents, which expires on May 23, 2015. A trial is scheduled for the end of June 2013. Mylan has also applied for a declaration of noninfringement for its proposed product, and a trial is scheduled for November 2013.

Although Teva believes that Copaxone® has strong patent protection and that an equivalent generic version would be difficult to develop, if the FDA were to approve one or more generic versions of Copaxone® and Teva's patents were successfully challenged, or if there were a launch at risk, Teva would face generic competition for Copaxone®, which would be likely to affect its results of operations adversely.

Other Teva innovative, branded or specialty medicines, including Azilect®, Nuvigil®, Amrix®, Fentora® and ProAir® HFA, are also subject to patent challenges.